Organization and Principal Activities (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2020 CNY (¥)
Total assets | ¥			¥ 479,409		¥ 432,711
Total liabilities | ¥			75,833		¥ 62,230
Net revenues | ¥		¥ 129,483	203,231	¥ 165,811
Net income | ¥		¥ (32,903)	¥ 53,531	¥ 64,596
US$ [Member]
Total assets | $	$ 61,246
Total liabilities | $	8,808
Net revenues | $	18,327
Net income | $	$ (4,749)